Deposits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Brokered deposits	$ 800,000	$ 500,000
Overdrafts in demand deposit accounts reclassified to loans	3,000	4,000
Deposit
Deposits	56,866,340	$ 43,758,606
Public sector
Deposit
Deposits	$ 15,100,000